RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of Loans to related parties
	For the years ended December 31,
	2012	2011
Mr. Xinglin Yao	-	232,054
Total	$-	$232,054

Summary of Loans Repaid from Related Parties
	For The Nine Month Ended
	September 30,
	2013 (Unaudited)	2012 (Unaudited)
Mr. Xinglin Yao	$-	$237,564

	For the years ended December 31,
	2012	2011
Wujiang City Huixin Silk Production Co, Ltd	-	928,218
Mr. Xinglin Yao	237,774	-
Total	$237,774	$928,218

Summary of borrowings from related parties
	For the years ended December 31,
	2012	2011

Yongding Group Co., Ltd	-	7,609,633
Total	$-	$7,609,633

Summary of due from related party
	December 31, 2012	December 31, 2011
Mr. Xinglin Yao	-	235,905
	$-	$235,905